Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 26, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 19, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percent	2.00%
Gross proceeds	$ 6,900,000	$ 12,075,000	$ 12,075,000
Deferred underwriting discount percent		3.50%	3.50%
BofA Securities, Inc. ("BofA") [Member]
Commitments and Contingencies (Details) [Line Items]
Advisory Fee				$ 3,000,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description		The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.	The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.